Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.6%
Penn Series Flexibly Managed Fund*	93,885	$7,533,318
Penn Series Index 500 Fund*	164,436	5,636,869
Penn Series Large Cap Growth Fund*	59,525	1,882,180
Penn Series Large Cap Value Fund*	126,327	4,705,687
Penn Series Large Core Value Fund*	180,535	4,645,160
Penn Series Mid Core Value Fund*	90,779	2,784,206
Penn Series Real Estate Securities Fund*	65,167	1,865,722
Penn Series Small Cap Index Fund*	26,052	883,928
Penn Series SMID Cap Value Fund*	25,989	903,910
TOTAL AFFILIATED EQUITY FUNDS (Cost $21,749,799)		30,840,980

AFFILIATED FIXED INCOME FUNDS — 56.6%
Penn Series High Yield Bond Fund*	290,446	4,711,034
Penn Series Limited Maturity Bond Fund*	1,616,286	21,577,413
Penn Series Quality Bond Fund*	1,606,028	27,157,936
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $47,945,291)		53,446,383

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.8%
Penn Series Developed International Index Fund*	169,748	2,788,959
Penn Series Emerging Markets Equity Fund*	120,348	1,836,518
Penn Series International Equity Fund*	120,959	4,653,290
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,917,411)		9,278,767

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $704,425)	704,425	704,425
TOTAL INVESTMENTS — 99.7% (Cost $77,316,926)		$94,270,555
Other Assets & Liabilities — 0.3%		249,379
TOTAL NET ASSETS — 100.0%		$94,519,934

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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